Note 3 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Weighted-average common shares issued (in shares)									3,616,119	3,415,115
Average treasury stock shares (in shares)									(386,165)	(386,165)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	3,239,180	3,234,393	3,225,726	3,220,262	3,215,300	3,212,335	3,000,451	2,679,816	3,229,954	3,028,950
Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share (in shares)									13,953	23,635
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	3,250,149	3,248,326	3,240,329	3,238,069	3,231,791	3,223,753	3,014,140	2,692,015	3,243,907	3,052,585